Property and Equipment - Schedule of Property and Equipment (Details) (Sound Concepts, Inc.) - USD ($)	Dec. 31, 2018	Nov. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 108,000		$ 108,000
Accumulated Depreciation	(9,700)		(77,000)
Total property and equipment, net	11,000		31,000
Furniture and Fixture [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 57,000		57,000
Sound Concepts, Inc. [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 422,000	396,000	$ 447,000
Accumulated Depreciation		(337,000)	(350,000)	(347,000)
Total property and equipment, net		85,000	46,000	100,000
Sound Concepts, Inc. [Member] | Computers [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		20,000	20,000	42,000
Sound Concepts, Inc. [Member] | Furniture and Fixture [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		26,000	26,000	26,000
Sound Concepts, Inc. [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		141,000	127,000	127,000
Sound Concepts, Inc. [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		113,000	113,000	142,000
Sound Concepts, Inc. [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 122,000	$ 110,000	$ 110,000